Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,952,285	$ 1,833,770	$ 5,862,464	$ 5,611,456	$ 7,673,532		$ 15,242,560
Operating Expenses:
Compensation and employee benefits	1,516,406	1,695,786	4,654,679	4,651,318	6,266,317		7,783,331
General and administrative expenses	890,142	856,389	2,845,293	2,305,018	3,294,275		4,018,094
Professional services	722,167	442,312	2,660,780	2,654,183	3,328,222		2,518,394
Rent expense	50,012	56,529	162,415	180,720
Lease expense					232,773		258,477
Amortization of contract asset	129,072		387,216		129,072
Credit loss (benefit) expense					(177,917)		(1,393,131)
Credit benefit	(353,412)		(1,056,107)
Impairment of goodwill							6,058,000
Impairment of long-lived intangible assets							3,090,881
Total operating expenses	2,954,387	3,051,016	9,654,276	9,791,239	13,072,742		22,334,046
Operating loss	(1,002,102)	(1,217,246)	(3,791,812)	(4,179,783)	(5,399,210)		(7,091,486)
Other (Expenses) Income:
Interest expense		(252,640)	(6,870)	(480,767)	(492,643)		(533,390)
Change in fair value of warrant liabilities	8,125	(657,417)	39,322	596,823	1,320,871		2,803,638
Net loss on disposal of investment in preferred securities			(340,408)
Issuance cost from the sale of the ELOC			(210,109)
Interest income	14,583		38,031
Gain on extinguishment of debt		3,336,213		3,336,213	3,336,213
Costs incurred to secure financing		(988,837)		(988,837)	(987,621)
Discount on common stock sold pursuant to the ELOC					(76,553)
Change in fair value of deferred consideration		(40,565)		79,475	79,475		361,449
Total other income (expenses)	22,708	1,396,754	(480,034)	2,542,907	3,179,742		2,631,697
Net (loss) income before income tax	(979,394)	179,508	(4,271,846)	(1,636,876)	(2,219,468)		(4,459,789)
Income tax benefit	0	0	0	58,470	(58,470)		43,859,686
Net (loss) income	(979,394)	179,508	(4,271,846)	(1,578,406)	(2,160,998)		(48,319,475)
Deemed dividends			(1,068,758)		(241,435)
Net (loss) income attributable to common stockholders	$ (979,394)	$ 179,508	$ (5,340,604)	$ (1,578,406)	$ (2,402,433)	[1]	$ (48,319,475)	[1]
Weighted average shares outstanding, basic	1,027,845	242,268	660,939	236,630	243,471	[1]	231,073	[1]
Weighted average shares outstanding, diluted	1,027,845	259,242	660,939	236,630	243,471	[1]	231,073	[1]
Basic net (loss) income per share	$ (0.95)	$ 0.74	$ (8.08)	$ (6.67)	$ (9.87)		$ (209.11)
Diluted net (loss) income per share	$ (0.95)	$ 0.69	$ (8.08)	$ (6.67)	$ (9.87)		$ (209.11)

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)